Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 3 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2022 and 2021:

	Estimated
Description	Useful Lives	2022	2021
Computer Equipment	3	$85,583	$77,602
Furniture and Equipment	5	54,016	64,841
		139,599	142,443
Less: Accumulated Depreciation		(139,599)	(117,044)
Property and Equipment, Net		$-	$25,399

Depreciation expense totaled $25,021 and $4,038 for the years ended December 31, 2022 and 2021, respectively.